Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORPORATE SHARES
Central Index Key	dei_EntityCentralIndexKey	0001274676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 21, 2011
Prospectus Date	rr_ProspectusDate	Jun 21, 2011

AllianceBernstein International Focus Shares
ALLIANCEBERNSTEIN INTERNATIONAL FOCUS SHARES
INVESTMENT OBJECTIVE:
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	AllianceBernstein International Focus Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
This table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses all fund operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowings or certain leveraged transactions. PARTICIPANTS IN A WRAP FEE PROGRAM ELIGIBLE TO INVEST IN THE FUND PAY FEES TO THE PROGRAM SPONSOR AND SHOULD REVIEW THE WRAP PROGRAM BROCHURE PROVIDED BY THE SPONSOR FOR A DISCUSSION OF FEES AND EXPENSES CHARGED.

Annual Fund Operating Expenses -	AllianceBernstein International Focus Shares
Management Fees	none
Other Expenses	none
Total Fund Operating Expenses	none

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AllianceBernstein International Focus Shares
After 1 Year	none
After 3 Years	none

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES:

The Fund seeks long-term growth of capital for separately managed accounts ("SMA") investors in wrap fee programs. The Fund is not designed as a stand-alone investment. Its performance and objectives should be evaluated only in the broader context of an SMA Investor's account, of which an investment in he Fund is only a part.

The Fund pursues its objective by investing primarily in a focused portfolio of approximately 20-30 equity securities of non-U.S. companies. Although the Fund intends to invest substantially all of its assets in non-U.S. issuers under normal circumstances, the Fund may at times invest in U.S. issuers, particularly U.S. issuers whose growth prospects depend, in the Adviser's view, on non-U.S. factors. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

 In choosing investments, the Fund pursues an opportunistic investment strategy and is unconstrained by considerations of capitalization range, industry sector or country. The Fund may invest in any company, in any type of industry (including real-estate related issuers) and in any type of equity security, listed or unlisted, with the potential for capital appreciation. Because of the Fund's role as a complement to other investments in SMA Investors' account, which will be typically comprised of American Depositary Receipts, or ADRs, the Fund may invest substantially in companies whose securities are not available as ADRs, including companies in the small- to mid-capitalization ranges and in companies in the emerging markets.

The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets or to hedge its positions or to complement or hedge positions in SMA Investors' accounts other than Fund shares. The Fund may also invest in synthetic equity securities, such as various types of warrants used internationally that entitle a holder to buy or sell underlying securities and convertible securities.

The Adviser employs a "bottom up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole.

The Fund invests in both developed and emerging market countries. The Fund may invest in established companies, but also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the 0currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. The Adviser may also decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Fund's currency positions may include investment positions to complement positions in SMA Investors' accounts other than Fund shares and positions intended to hedge currency exposures relating to SMA Investors' accounts other than Fund shares. Taking currency positions to complement or hedge currency positions in SMA Investors' accounts may result in additional leverage for the Fund.

The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase return by using the cash made available by derivative instruments to make other investments in accordance with its investment objective.

The Fund is non-diversified, meaning that it may invest more of its assets in a smaller number of issuers.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because these markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV").

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's shares.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  REAL ESTATE RISK: The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts ("REITs") may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORPORATE SHARES
Prospectus Date	rr_ProspectusDate	Jun 21, 2011
AllianceBernstein International Focus Shares | AllianceBernstein International Focus Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	none
After 1 Year	rr_ExpenseExampleYear01	none
After 3 Years	rr_ExpenseExampleYear03	none
AllianceBernstein International Focus Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL FOCUS SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
This table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses all fund operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowings or certain leveraged transactions. PARTICIPANTS IN A WRAP FEE PROGRAM ELIGIBLE TO INVEST IN THE FUND PAY FEES TO THE PROGRAM SPONSOR AND SHOULD REVIEW THE WRAP PROGRAM BROCHURE PROVIDED BY THE SPONSOR FOR A DISCUSSION OF FEES AND EXPENSES CHARGED.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term growth of capital for separately managed accounts ("SMA") investors in wrap fee programs. The Fund is not designed as a stand-alone investment. Its performance and objectives should be evaluated only in the broader context of an SMA Investor's account, of which an investment in he Fund is only a part.

The Fund pursues its objective by investing primarily in a focused portfolio of approximately 20-30 equity securities of non-U.S. companies. Although the Fund intends to invest substantially all of its assets in non-U.S. issuers under normal circumstances, the Fund may at times invest in U.S. issuers, particularly U.S. issuers whose growth prospects depend, in the Adviser's view, on non-U.S. factors. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

 In choosing investments, the Fund pursues an opportunistic investment strategy and is unconstrained by considerations of capitalization range, industry sector or country. The Fund may invest in any company, in any type of industry (including real-estate related issuers) and in any type of equity security, listed or unlisted, with the potential for capital appreciation. Because of the Fund's role as a complement to other investments in SMA Investors' account, which will be typically comprised of American Depositary Receipts, or ADRs, the Fund may invest substantially in companies whose securities are not available as ADRs, including companies in the small- to mid-capitalization ranges and in companies in the emerging markets.

The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets or to hedge its positions or to complement or hedge positions in SMA Investors' accounts other than Fund shares. The Fund may also invest in synthetic equity securities, such as various types of warrants used internationally that entitle a holder to buy or sell underlying securities and convertible securities.

The Adviser employs a "bottom up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole.

The Fund invests in both developed and emerging market countries. The Fund may invest in established companies, but also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the 0currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. The Adviser may also decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Fund's currency positions may include investment positions to complement positions in SMA Investors' accounts other than Fund shares and positions intended to hedge currency exposures relating to SMA Investors' accounts other than Fund shares. Taking currency positions to complement or hedge currency positions in SMA Investors' accounts may result in additional leverage for the Fund.

The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase return by using the cash made available by derivative instruments to make other investments in accordance with its investment objective.

The Fund is non-diversified, meaning that it may invest more of its assets in a smaller number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because these markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value ("NAV").

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's shares.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  REAL ESTATE RISK: The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts ("REITs") may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that it may invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 21, 2011